CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid In Capital [Member]	Unrealized Gain on Marketable securities [Member]	Retained Earnings [Member]	Common Stock Held in Treasury [Member]	Total
Balance at Jul. 31, 2018	$ 2,178,297	$ 3,346,245	$ 487,136	$ 48,369,386	$ (1,287,852)	$ 53,093,212
Reclassification of unrealized gains on marketable securities to retained earnings			(487,136)	487,136
Net income				1,514,801		1,514,801
Balance at Jul. 31, 2019	2,178,297	3,346,245		50,371,323	(1,287,852)	54,608,013
Net income				(906,005)		(906,005)
Balance at Jul. 31, 2020	$ 2,178,297	$ 3,346,245		$ 49,465,318	$ (1,287,852)	$ 53,702,008